CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Allowance for doubtful accounts | ¥	¥ 14,447,724		¥ 9,159,321		¥ 7,611,244	¥ 5,969,648
Common shares, par value | $ / shares		$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000		500,000,000
Common shares, shares issued	138,890,287		138,860,287
Common shares, shares outstanding	138,890,287		138,860,287
Class A Common Shares
Common shares, shares authorized	407,328,619		407,328,619
Common shares, shares issued	73,251,730		67,547,921
Common shares, shares outstanding	73,251,730		67,547,921
Class B Common Shares
Common shares, shares authorized	92,671,381		92,671,381
Common shares, shares issued	65,638,557		71,312,366
Common shares, shares outstanding	65,638,557		71,312,366